Goodwill And Other Intangible Assets (Schedule Of Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	$ 102.5	$ 119.4
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	5.6	9.9
Tysabri [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	$ 96.9	$ 109.5